SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Loan receivables and Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance		¥ 6,063	¥ 34,621	¥ 32,740
Provision for doubtful accounts		2,134,156		1,881
Reversal		(329)	(2,966)
Write off		(54,076)	(25,592)
Allowance for doubtful accounts, ending balance		2,085,814	6,063	34,621
Valuation allowance for accounts receivable from insurance company	¥ 1,432,312
Accounts receivable
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance		1,053	29,611	27,730
Provision for doubtful accounts		1,447,582		1,881
Reversal			(2,966)
Write off		(15,186)	(25,592)
Allowance for doubtful accounts, ending balance		1,433,449	1,053	29,611
Other receivables
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance		5,010	5,010	5,010
Provision for doubtful accounts		36,803
Reversal		(329)
Write off		(4,711)
Allowance for doubtful accounts, ending balance		36,773	5,010	5,010
Loan receivables
Allowance for doubtful accounts
Provision for doubtful accounts		649,771	¥ 0	¥ 0
Write off		(34,179)
Allowance for doubtful accounts, ending balance		¥ 615,592